UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05011

Name of Fund: BIF Multi-State Municipal Series Trust

BIF California Municipal Money Fund

BIF Connecticut Municipal Money Fund

BIF Massachusetts Municipal Money Fund

BIF New Jersey Municipal Money Fund

BIF New York Municipal Money Fund

BIF Ohio Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2016

Date of reporting period: 12/31/2015

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2015 (Unaudited)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 82.1%
Bay Area California Toll Authority, RB, VRDN, P-FLOATS, Series 4740 (Bank of America NA SBPA), 0.05%, 1/07/16 (a)(b)(c)	$3,500	$3,500,000
Bay Area Toll Authority, RB, VRDN (U.S. Bank NA LOC), 0.01%, 1/07/16 (a)	8,500	8,500,000
Bay Area Toll Authority, Refunding RB, VRDN (a):
(Bank of Tokyo Mitsubishi UFJ SBPA), 0.01%, 1/07/16	900	900,000
(Sumitomo Mitsui Banking SBPA), 0.01%, 1/07/16	2,000	2,000,000
California Community College Financing Authority, RB, Series A, 0.35%, 6/30/16	6,000	6,048,997
California Education Notes Program, RB, Series A, 0.32%, 6/30/16	8,200	8,268,206
California Health Facilities Financing Authority, RB, VRDN (a):
FLOATS (Bank of America NA Liquidity Agreement), 0.05%, 1/07/16 (b)(c)	2,860	2,860,000
P-FLOATS, Providence Health Services, Series B (Bank of America NA SBPA), 0.03%, 1/07/16 (b)(c)	10,995	10,995,000
Scripps Health, Series B (Wells Fargo Bank NA LOC), 0.01%, 1/06/16	4,180	4,180,000
St. Joseph Health System, Series C (Northern Fund Co. LOC), 0.01%, 1/04/16	2,450	2,450,000
California Health Facilities Financing Authority, Refunding RB, Series B, VRDN (a):
Childrens Hospital (U.S. Bank NA LOC), 0.01%, 1/06/16	3,445	3,445,000
Catholic Healthcare (JPMorgan Chase & Co. LOC), 0.10%, 1/6/16	3,100	3,100,000
California Housing Finance Agency, RB, AMT, VRDN (a):
Series C (Bank of America NA SBPA), 0.01%, 1/06/16	15,075	15,075,000
Series M (Royal Bank of Canada LOC), 0.01%, 1/06/16	2,800	2,800,000

Municipal Bonds	Par (000)	Value
California (continued)
California Infrastructure & Economic Development Bank, Refunding RB, VRDN (a):
Los Angeles Museum, Series B (Wells Fargo Bank NA LOC), 0.01%, 1/04/16	$1,700	$1,700,000
Pacific Gas & Electric Co., Series B (Mizuho Bank Ltd. LOC), 0.01%, 1/04/16	6,095	6,095,000
Pacific Gas & Electric Co., Series D (Sumitomo Mitsui Banking Corp. LOC), 0.01%, 1/04/16	8,800	8,800,000
California Municipal Finance Authority, RB, VRDN, Westmont College, Series A (Comerica Bank NA LOC), 0.05%, 1/07/16 (a)	5,650	5,650,000
California Pollution Control Financing Authority, RB, VRDN (a):
Air Products & Chemicals, Inc., Series B, 0.01%, 1/04/16	22,500	22,500,000
Burrtec Waste Group, Series A, AMT (US Bank NA LOC), 0.06%, 1/06/16	7,505	7,505,000
EDCO Disposal Corp. Project, Series A, AMT (Wells Fargo Bank NA LOC), 0.06%, 1/06/16	2,160	2,160,000
California Pollution Control Financing Authority, Refunding RB, VRDN (a):
(Mizuho Bank Ltd. LOC), 0.01%, 1/04/16	27,000	27,000,000
Pacific Gas & Electric, Class F (TD Bank NA LOC), 0.01%, 1/04/16	10,100	10,100,000
California State Enterprise Development Authority, RB, VRDN, Evapco Project, AMT (Manufacturers & Traders LOC), 0.09%, 1/04/16 (a)	4,540	4,540,000
California State Health Facilities Financing Authority, RB, RBC Municipal Products, Inc. Fund, VRDN, FLOATS, Series E-21 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.02%, 1/07/16 (a)(b)(c)	7,100	7,100,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2015	1

Schedule of Investments (continued)	BIF California Municipal Money Fund

Municipal Bonds	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, HRB, M/F Housing (Fannie Mae Guarantor), Series A (a):
2nd Street Senior Apartments, Series TT, AMT, 0.04%, 1/07/16	$2,255	$2,255,000
Greentree Senior Apartments Project, Series P, AMT, 0.03%, 1/07/16	7,350	7,350,000
California Statewide Communities Development Authority, RB, VRDN (a):
Alhambra-Mace Ranch (Federal Home Loan Bank LOC) (East West Bank LOC), 0.01%, 1/07/16	6,950	6,950,000
Kimberly Woods, Series B (Fannie Mae Liquidity Agreement), 0.02%, 1/06/16	500	500,000
M/F, Oakmont of Alameda Project, Series WW, AMT (Federal Home Loan Bank LOC), 0.02%, 1/07/16	12,680	12,680,000
California Statewide Communities Development Authority, Refunding RB, VRDN, John Muir Health (Wells Fargo Bank NA LOC), 0.01%, 1/04/16 (a)	1,200	1,200,000
Chino Basin Regional Financing Authority, Refunding RB, VRDN, Inland Empire Utilities (Union Bank NA LOC), 0.01%, 1/06/16 (a)	1,700	1,700,000
City of Carlsbad California, HRB, VRDN, M/F Housing, The Greens Apartments, Series A, AMT (Citibank NA LOC), 0.03%, 1/07/16 (a)	13,215	13,215,000
City of Long Beach California Harbor Revenue, RB, VRDN (Citibank NA SBPA), 0.01%, 1/07/16 (a)(b)	2,000	2,000,000
City of Los Angeles California, RB, (Wells Fargo Bank NA LOC), 0.04%, 1/08/16	2,650	2,650,000
City of San Francisco California Public Utilities Commission Water Revenue, RB, (Wells Fargo Bank NA LOC), 0.03%, 1/27/16 (a)	5,000	5,000,000

Municipal Bonds	Par (000)	Value
California (continued)
City of San Jose California, Refunding, HRB, VRDN, M/F Housing, Almaden Lake Village Apartment, Series A, AMT (Fannie Mae Guarantor), 0.06%, 1/07/16 (a)	$2,000	$2,000,000
City of Santa Rosa California, HRB, VRDN, M/F Housing, Crossings at Santa Rosa, Series A, AMT (Citibank NA LOC), 0.05%, 1/07/16 (a)	1,940	1,940,000
County of Contra Costa California Water District, 0.08%, 2/11/16 (d)	13,900	13,900,000
County of Orange California Water District, GO, Refunding (Sumitomo Mitsui Banking Corp. LOC), 0.03%, 1/07/16 (a)	8,700	8,700,000
County of Riverside California Industrial Development Authority, RB, VRDN, Universal Forest Products Project, AMT (JPMorgan Chase Bank LOC), 0.14%, 1/07/16 (a)	3,300	3,300,000
County of Riverside California Transportation Commission, Refunding RB, VRDN, ROCS, Series 14064 (Citibank NA SBPA), 0.02%, 1/07/16 (a)(b)(c)	1,675	1,675,000
East Bay Municipal Utility District: (a)
Refunding RB, (Sumitomo Mitsui Banking Corp. SBPA), 0.03%, 1/19/16	17,600	17,600,000
Water System, RB, VRDN (Citibank NA SBPA), 0.02%, 1/07/16 (b)	3,200	3,200,000
Eastern Municipal Water District, Refunding RB:
0.06%, 7/11/16 (d)	10,800	10,800,000
VRDN, Series C (Wells Fargo Bank NA SBPA), 0.01%, 1/06/16 (a)	3,200	3,200,000
Elsinore Valley Municipal Water District, COP, Refunding VRDN, Series B (Bank of America NA LOC), 0.03%, 1/06/16 (a)	1,465	1,465,000
Fontana California Unified School District, GO, VRDN, FLOATS (AGM) (JPMorgan Chase Bank NA Liquidity Agreement), 0.09%, 1/07/16 (a)(b)(c)	5,595	5,595,000

2	BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2015

Schedule of Investments (continued)	BIF California Municipal Money Fund

Municipal Bonds	Par (000)	Value
California (continued)
Irvine Ranch Water District, Refunding, Special Assessment Bonds, Series A-2, 0.04%, 1/07/16 (d)	$3,295	$3,295,000
Los Angeles County Schools, RB, Pooled TRAN, Series A-3, 0.37%, 6/30/16	2,000	2,016,146
Los Angeles Department of Water & Power, RB, VRDN (Citibank NA SBPA), 0.01%, 1/07/16 (a)(b)	1,140	1,140,000
Los Angeles Department of Water & Power, Refunding RB, VRDN (a):
Sub-Series B-1 (Royal Bank of Canada SBPA), 0.01%, 1/07/16	7,600	7,600,000
Sub-Series B-3 (Royal Bank of Canada SBPA), 0.01%, 1/07/16	4,800	4,800,000
Sub-Series B-5 (Bank of Montreal SBPA), 0.01%, 1/07/16	5,000	5,000,000
Sub-Series B-6 (Bank of Montreal SBPA), 0.01%, 1/04/16	2,400	2,400,000
Sub-Series B-8 (Bank of Montreal SBPA), 0.01%, 1/07/16	4,000	4,000,000
Metropolitan Water District of Southern California, Refunding RB, VRDN ,Series A-2, 0.01%, 1/07/16 (a)	7,200	7,200,000
Oakland Joint Powers Financing Authority, RB, Series A, VRDN, Fruitvale Transit (Citibank NA SBPA), 0.01%, 1/06/16 (a)	2,455	2,455,000
Orange County, Special Assessment Bonds, VRDN (Sumitomo Mitsui Banking SBPA), 0.01%, 1/06/16 (a)	3,500	3,500,000
Palomar California Community College District, GO, VRDN, FLOATS (JPMorgan Chase Bank NA Liquidity Agreement), 0.02%, 1/07/16 (a)(b)(c)	6,200	6,200,000
Pittsburg Redevelopment Agency, Tax Allocation Bonds, VRDN, Los Medanos Community, Series A (California State Teachers Retirement System LOC, State Street Bank & Fund Co. LOC), 0.01%, 1/04/16 (a)	4,505	4,505,000

Municipal Bonds	Par (000)	Value
California (continued)
Regents of the University of California Medical Center Pooled Revenue, RB, VRDN (Wells Fargo Bank NA SBPA), 0.01%, 1/04/16 (a)	$2,700	$2,700,000
Riverside County Transportation Commission, Refunding RB, Series B, VRDN (Bank of Tokyo Mitsubishi UFJ SBPA), 0.01%, 1/07/16 (a)	31,340	31,340,000
Sacramento Municipal Utility District, Refunding RB, Series K, VRDN (Bank of America NA LOC), 0.01%, 1/07/16 (a)	5,000	5,000,000
Sacramento Transportation Authority, Refunding RB, VRDN, Series A (Mizuho Bank Ltd. SBPA), 0.01%, 1/07/16 (a)	3,200	3,200,000
San Diego County Regional Transportation Commission, RB, Series A (JP Morgan Chase Bank NA SBPA), VRDN, 0.01%, 1/07/16 (a)	10,500	10,500,000
San Diego County Regional Transportation Commission, Refunding RB, VRDN (a):
FLOATS (JPMorgan Chase Bank NA Liquidity Agreement), 0.02%, 1/07/16 (b)(c)	2,220	2,220,000
Series C (Mizuho Tokyo Bank Ltd. SBPA), 0.01%, 1/07/16	8,300	8,300,000
San Diego Housing Authority, HRB, VRDN, M/F Housing, Studio 15, Series B, AMT (Citibank NA LOC), 0.03%, 1/07/16 (a)	4,430	4,430,000
San Diego Public Facilities Financing Authority Water Revenue, RB:
0.05%, 1/15/16 (d)	5,000	5,000,000
(Bank of Tokyo - Mitsubishi Ltd. UFJ SBPA), 0.05%, 1/20/16	4,000	4,000,000
San Francisco City & County Airports San Francisco International Airport, Refunding RB, AMT, VRDN, 2nd Series A-1 (JPMorgan Chase NA LOC), 0.02%, 1/06/16 (a)	21,965	21,965,000
San Francisco City & County Redevelopment Agency, Special Tax, VRDN, Community Facility District No.4 (Bank of America NA LOC), 0.01%, 1/06/16 (a)	14,975	14,975,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2015	3

Schedule of Investments (continued)	BIF California Municipal Money Fund

Municipal Bonds	Par (000)	Value
California (continued)
Santa Clara Valley Transportation Authority, Refunding RB, VRDN (Sumitomo Mitsui Bank of SBPA), 0.01%, 1/07/16 (a)	$4,200	$4,200,000
Santa Clara Valley Water District, (Manufacturer’s & Traders Bank LOC, Bank of Tokyo - Mitsubishi UFJ Ltd. LOC), 0.05%, 2/04/16 (a)	6,770	6,770,000
Santa Monica Community College District, GO, VRDN, (Citibank NA SBPA), 0.01%, 1/07/16 (a)(b)	1,200	1,200,000
Southern California Public Power Authority, Refunding RB, VRDN, Magnolia Power Project, Series A-2 (Wells Fargo Bank NA LOC), 0.01%, 1/06/16 (a)	16,745	16,745,000
State of California, (Merrill Lynch, Pierce, Fenner and Smith NA LOC), 0.03%, 1/04/16 (a)	3,100	3,100,000
State of California, GO, Refunding: (a)
(Royal Bank of Canada LOC), 0.07%, 2/02/16	2,000	2,000,000
(Royal Bank of Canada LOC), 0.07%, 2/10/16	5,000	5,000,000
VRDN, FLOATS, Series 2661 (Wells Fargo Bank NA Credit Agreement, Wells Fargo Bank NA SBPA), 0.02%, 1/07/16 (b)(c)	31,808	31,807,500
VRDN, Kindergarten, Series B-2 (Citibank NA LOC), 0.01%, 1/04/16	2,415	2,415,000
VRDN, Series B-1 (JPMorgan Chase Bank NA LOC), 0.01%, 1/06/16	5,000	5,000,000
State of California, GO, VRDN, (Citibank NA LOC), 0.01%, 1/04/16 (a)	2,000	2,000,000
State of California, GO, 0.15%, 2/01/16	740	742,461

Municipal Bonds	Par (000)	Value
California (continued)
State of California, GO, VRDN, Refunding (a):
(Citibank NA SBPA), 0.01%, 1/07/16 (b)	$2,200	$2,200,000
(Mizuho Bank Ltd. LOC), 0.01%, 1/06/16	2,000	2,000,000
State of California, GO, VRDN, Refunding (a) (continued):
(Sumitomo Mitsui Banking Corp. LOC), 0.01%, 1/06/16	4,440	4,440,000
(Sumitomo Mitsui Banking Corp. LOC), 0.01%, 1/06/16	10,900	10,900,000
Sub Series B-7 ( JPMorgan Chase NA LOC), 0.01%, 1/04/16	1,400	1,400,000
State of California, Series A-1 (Barclays Capital Inc. NA LOC), 0.03%, 1/07/16 (a)	3,460	3,460,000
Turlock Irrigation District, Refunding RB, 0.25%, 1/01/16	2,685	2,685,127
University of California, Refunding RB, VRDN (a):
Series AL-1, 0.01%, 1/07/16	7,500	7,500,000
Series AL-4, 0.01%, 1/07/16	5,000	5,000,000
University of California , JPMorgan Chase PUTTERS/DRIVERS Fund, Refunding RB, VRDN, Series 4401 (JPMorgan Chase Bank NA Liquidity Agreement), 0.02%, 1/07/16 (a)(b)(c)	2,000	2,000,000
Upland Community Redevelopment Agency, Refunding RB, VRDN (Federal Home Loan Bank LOC), 0.01%, 1/06/16 (a)	10,840	10,840,000
Walnut Energy Center Authority, Refunding RB, 0.23%, 1/01/16	2,615	2,615,126
Total Investments (Cost — $609,908,563*) — 82.1%		609,908,563
Other Assets Less Liabilities — 17.9%		132,968,902

Net Assets —100.0%		$742,877,465

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	Variable rate security. Rate as of period end.

4	BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2015

Schedule of Investments (continued)	BIF California Municipal Money Fund

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax-Exempt Receipts
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
LOC	Letter of Credit
M/F	Multi-Family
P-FLOATS	Puttable Floating Rate Securities
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
ROCS	Reset Option Certificates
SBPA	Stand-by Bond Purchase Agreements
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2015	5

Schedule of Investments (concluded)	BIF California Municipal Money Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$609,908,563	—	$609,908,563

[1] See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $ 132,641,808 was categorized as Level 1 within the disclosure hierarchy.

During the period ended December 31, 2015, there were no transfers between levels.

6	BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2015

Schedule of Investments December 31, 2015 (Unaudited)	BIF Connecticut Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Connecticut — 65.8%
Capital City Connecticut EDA, RB, VRDN, Series B (Bank of America NA SBPA), 0.02%, 1/07/16 (a)	$4,570	$4,570,000
Connecticut Housing Finance Authority, RB, VRDN (a):
CIL Realty, Inc. (HSBC Bank USA NA LOC), 0.01%, 1/07/16	1,340	1,340,000
MSG Mortgage Finance Program, Series D, AMT (Royal Bank of Canada SBPA), 0.03%, 1/07/16	6,475	6,475,000
Connecticut Housing Finance Authority, Refunding RB, VRDN (a):
AMT, Sub-Series B-5 (Bank of Tokyo-Mitsubishi SBPA), 0.02%, 1/07/16	4,000	4,000,000
Housing Mortgage Finance Program, Sub-Series A-2 (JPMorgan Chase Bank SBPA), 0.01%, 1/04/16	5,000	5,000,000
Sub-Series E-3 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.01%, 1/07/16	8,500	8,500,000
Connecticut Innovations, Inc., RB, VRDN, ISO New England, Inc. Project (TD Bank NA LOC), 0.01%, 1/07/16 (a)	6,510	6,510,000

Municipal Bonds	Par (000)	Value
Connecticut (continued)
Connecticut State Development Authority, RB, VRDN, Solid Waste Project, Rand/Whitney, AMT (Bank of Montreal LOC), 0.02%, 1/07/16 (a)	$16,500	$16,500,000
Connecticut State Health & Educational Facility Authority, RB, VRDN (a):
Hotchkiss School, Series A (U.S. Bank NA SBPA), 0.01%, 1/07/16	4,100	4,100,000
Yale University, Series V-1, 0.01%, 1/04/16	2,000	2,000,000
State of Connecticut, RB, Special Tax Obligation, 5.00%, 1/01/16	305	305,040
Town of Greenwich Connecticut, GO, Refunding, 1.25%, 1/21/16	3,000	3,001,921
Town of Killingly Connecticut, GO, Refunding, BAN, 2.00%, 4/28/16	1,000	1,005,510
Town of Plainfield Connecticut, GO, BAN, 1.00%, 3/30/16	2,500	2,504,173
Town of West Hartford Connecticut, GO, Series A, 2.00%, 1/15/16	1,050	1,050,799
University of Connecticut, RB, Series A, 3.00%, 2/15/16	850	852,894
Total Investments (Cost — $67,715,337*) — 65.8%		67,715,337
Other Assets Less Liabilities — 34.2%		35,129,277

Net Assets — 100.0%		$102,844,614

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Portfolio Abbreviations

AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
EDA	Economic Development Authority
GO	General Obligation Bonds
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2015	7

Schedule of Investments (concluded)	BIF Connecticut Municipal Money Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$67,715,337	—	$67,715,337
[1] See above Schedule of Investments for values in the state.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of period end, cash of $34,962,854 is classified as Level 1 within the disclosure hierarchy.

During the period ended December 31, 2015, there were no transfers between levels.

8	BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2015

Schedule of Investments December 31, 2015 (Unaudited)	BIF Massachusetts Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts — 93.6%
Massachusetts Bay Transportation Authority, RB, Clipper Tax-Exempt Certificate Trust, VRDN, Series 2009-47 (State Street Bank & Trust Co. SBPA), 0.04%, 1/07/16 (a)	$5,000	$5,000,000
Massachusetts Development Finance Agency, HRB, VRDN, M/F Housing, Avalon Acton Apartment, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.03%, 1/07/16 (a)	3,500	3,500,000
Massachusetts Development Finance Agency, RB, VRDN (a):
Boston University, Series U-3 (Northern Trust Company LOC), 0.01%, 1/07/16	2,500	2,500,000
Holy Cross College, FLOATS, Series 1336 (Credit Suisse AG SBPA), 0.13%, 1/07/16 (b)(c)	3,550	3,550,000
Woodbriar Senior Living Facility, FLOATS, RBC Municipal Product, Inc. Trust, Series E-38 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.02%, 1/07/16 (b)(c)	2,665	2,665,000
Massachusetts Development Finance Agency, Refunding RB, VRDN, Boston University, Series U-6C (TD Bank NA LOC), 0.01%, 1/04/16 (a)	5,750	5,750,000
Massachusetts Health & Educational Facilities Authority, RB:
0.70%, 11/01/30 (d)	2,450	2,452,137
VRDN, Baystate Medical Center, Series K (Wells Fargo Bank NA LOC), 0.01%, 1/04/16 (a)	2,700	2,700,000
VRDN, Partners Healthcare System, Series P2 (JPMorgan Chase Bank NA SBPA), 0.01%, 1/07/16 (a)	3,200	3,200,000
VRDN, Tufts University, Series G (Wells Fargo NA SBPA), 0.01%, 1/04/16 (a)	5,160	5,160,000
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN (a):
Harvard University, Series R, 0.01%, 1/04/16	500	500,000

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN (a) (continued):
Tufts University, Series N-2 (Wells Fargo Bank NA SBPA), 0.01%, 1/04/16	$7,500	$7,500,000
Wellesley College, Series I, 0.01%, 1/07/16	1,900	1,900,000
Massachusetts Housing Finance Agency, RB:
Quincy Point, M/F Housing, 0.33%, 1/01/17 (d)	2,200	2,200,000
VRDN (Bank of America N.A. LOC), 0.01%, 1/07/16 (a)	4,700	4,700,000
Massachusetts Industrial Finance Agency, RB, VRDN, AMT (Bank of America NA LOC) (a):
Development, Garlock Printing Corp., 0.25%, 1/07/16	145	145,000
Gem Group, Inc. Issue, 0.25%, 1/06/16	210	210,000
Massachusetts Industrial Finance Agency, Refunding RB, VRDN, FHA, Chestnut House Apartments (Sumitomo Mitsui Banking LOC), 0.01%, 1/07/16 (a)	2,325	2,325,000
Massachusetts School Building Authority, RB, VRDN (a)(b)(c):
Sales Tax Revenue, Eagle Tax-Exempt Trust, Class A (Citibank NA SBPA), 0.02%, 1/07/16	3,625	3,625,000
Tender Option Bond Trust Receipts, FLOATS, Series 2015-XF2203 (Citibank NA SBPA), 0.01%, 1/07/16	2,300	2,300,000
Massachusetts State Department of Transportation, Refunding RB, VRDN, Contract Assistance, Series A-2 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.01%, 1/07/16 (a)	3,500	3,500,000
Massachusetts Water Resources Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0054, Class A (AGM) (Citibank NA SBPA), 0.01%, 1/07/16 (a)	3,695	3,695,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2015	9

Schedule of Investments (continued)	BIF Massachusetts Municipal Money Fund

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
University of Massachusetts Building Authority, RB, VRDN, Senior Series 1 (JPMorgan Chase Bank NA SBPA), 0.01%, 1/07/16 (a)	$3,415	$3,415,000

		72,492,137

Value
Total Investments (Cost — $72,492,137*) — 93.6%	$72,492,137
Other Assets Less Liabilities — 6.4%	4,981,682

Net Assets — 100.0%	$77,473,819

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	Variable rate security. Rate as of period end.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
FHA	Federal Housing Administration
FLOATS	Floating Rate Securities
HRB	Housing Revenue Bonds
LOC	Letter of Credit
M/F	Multi - Family
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

10	BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2015

Schedule of Investments (concluded)	BIF Massachusetts Municipal Money Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$72,492,137	—	$72,492,137
[1] See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $4,930,602 is classified as Level 1 within the disclosure hierarchy.

During the period ended December 31, 2015, there were no transfers between levels.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2015	11

Schedule of Investments December 31, 2015 (Unaudited)	BIF New Jersey Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 59.6%
Borough of Fanwood New Jersey, GO, BAN, 1.00%, 3/01/16	$5,694	$5,698,538
Borough of Oradell New Jersey, GO, BAN, 1.00%, 4/08/16	2,500	2,503,770
Borough of Tenafly, GO, BAN, 1.50%, 5/13/16	1,930	1,937,726
Burlington County Bridge Commission, RB, 1.25%, 2/01/16	900	900,741
County of Camden New Jersey Improvement Authority, RB, VRDN, Special (Commerce Bank N.A. LOC), 0.04%, 1/07/16 (a)	1,395	1,395,000
County of Cape May Municipal Utilities Authority, Refunding RB, Series A (AGM), 5.75%, 1/04/16	890	890,133
County of Essex New Jersey Improvement Authority, HRB, VRDN, ACES, Pooled Government Loan Program (Wells Fargo Bank NA LOC), 0.01%, 1/07/16 (a)	1,120	1,120,000
County of Morris New Jersey, GO, Refunding, 3.00%, 2/01/16	625	626,587
County of Union New Jersey Industrial Pollution Control Financing Authority, Refunding RB, VRDN, Exxon Project, 0.01%, 1/04/16 (a)	1,405	1,405,000
Delaware River Port Authority of Pennsylvania & New Jersey, Refunding RB, VRDN, Series B (TD Bank NA LOC), 0.01%, 1/07/16 (a)	8,325	8,325,000
New Jersey EDA, RB, VRDN (a):
Cooper Health System Project, Series A (TD Bank NA LOC), 0.01%, 1/07/16	12,500	12,500,000
Lawrenceville School Project, Series B (JPMorgan Chase NA SBPA), 0.01%, 1/04/16	800	800,000
MZR Real Estate LP Project, AMT (Wells Fargo Bank NA LOC), 0.20%, 1/07/16	4,895	4,895,000
Paddock Realty LLC Project, AMT (Wells Fargo Bank NA LOC), 0.20%, 1/07/16	900	900,000
Pennington Montessori Project (Wells Fargo Bank NA LOC), 0.17%, 1/07/16	650	650,000
New Jersey EDA, Refunding RB, VRDN (a):
Exxon Mobil Corp. Project, 0.01%, 1/04/16	7,950	7,950,000

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, Refunding RB, VRDN (a) (continued):
Jewish Community Metro West (Wells Fargo Bank NA LOC), 0.17%, 1/07/16	$5,400	$5,400,000
New Jersey Educational Facilities Authority, RB, VRDN, Institute for Advanced Study (Wachovia Bank NA LOC), 0.01%, 1/07/16 (a)	100	100,000
New Jersey Educational Facilities Authority, Refunding RB, VRDN (a):
Centenary College, Series A (Commerce Bank N.A. LOC), 0.01%, 1/07/16	5,245	5,245,000
Institute for Advanced Study (Wells Fargo Bank NA LOC), 0.01%, 1/07/16	300	300,000
New Jersey Environmental Infrastructure Trust, Refunding RB, P-FLOATS, VRDN, Series A-R (Bank of America NA SBPA), 0.02%, 1/07/16 (a)(b)(c)	1,500	1,500,000
New Jersey Health Care Facilities Financing Authority, RB, VRDN (a):
Robert Wood Johnson University (Wells Fargo Bank NA LOC), 0.01%, 1/07/16	8,975	8,975,000
Series A-4 (TD Bank NA LOC), 0.01%, 1/07/16	10,085	10,085,000
Virtua Health (Wells Fargo Bank NA LOC), 0.02%, 1/07/16	5,195	5,195,000
New Jersey Health Care Facilities Financing Authority, Refunding RB, VRDN (a):
Hospital Capital Asset Financing, Series A (JPMorgan Chase NA LOC), 0.01%, 1/07/16	2,200	2,200,000
RWJ Health Care Corp. (TD Bank NA LOC), 0.01%, 1/07/16	3,980	3,980,000
New Jersey Housing & Mortgage Finance Agency, RB, VRDN, S/F, AMT, Series V (Bank of America NA SBPA), 0.01%, 1/07/16 (a)	13,000	13,000,000

12	BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2015

Schedule of Investments (continued)	BIF New Jersey Municipal Money Fund

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey State Education Facilities Authority, Tender Option Bond Trust Receipts/Certificates, Refunding RB, VRDN (a)(b)(c):
Princeton University (Bank of America NA Liquidity Agreement), 0.02%, 1/07/16	$2,000	$2,000,000
Series 2015-2163 (Citibank NA Liquidity Agreement), 0.01%, 1/07/16	1,110	1,110,000
Series 2015-2163 (Citibank NA Liquidity Agreement), 0.01%, 1/07/16	110	110,000
New Jersey State Higher Education Assistance Authority, RBC Municipal Product, Inc. Trust, RB, FLOATS, VRDN, AMT (Royal Bank of Canada LOC) (a)(b)(c):
Series L-35, 0.03%, 1/07/16	17,090	17,090,000
Series L-36, 0.03%, 1/07/16	19,300	19,300,000
Port Authority of New York & New Jersey, RB, Austin Trust, VRDN, AMT (a)(b):
Series 1055 (AGM) (Bank of America NA SBPA), 0.09%, 1/07/16	6,710	6,710,000
Series 2008-1066 (Bank of America SBPA), 0.12%, 1/07/16	3,290	3,290,000

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Township of Bloomfield New Jersey, GO, BAN, 1.50%, 1/15/16	$2,955	$2,956,304
Township of Edison New Jersey, GO, BAN, Refunding:
1.00%, 2/12/16	7,530	7,535,293
1.00%, 2/12/16	4,210	4,212,935
Township of Little Falls New Jersey, GO, BAN, Refunding, Series B, 1.00%, 1/06/16	2,993	2,993,268
Township of Mount Laurel New Jersey, GO, BAN, Refunding, Series B, 1.00%, 3/10/16	2,716	2,718,587
Township of Mount Olive, GO, Refunding, 2.00%, 5/16/16	820	824,705
Total Investments (Cost — $179,328,587*) — 59.6%		179,328,587
Other Assets Less Liabilities — 40.4%		121,751,564

Net Assets — 100.0%		$301,080,151

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Portfolio Abbreviations

ACES	Adjustable Convertible Extendible Securities
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
EDA	Economic Development Authority
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
LOC	Letter of Credit

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2015	13

Schedule of Investments (concluded)	BIF New Jersey Municipal Money Fund

P-FLOATS	Puttable Floating Rate Securities
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
S/F	Single-Family
VRDN	Variable Rate Demand Notes

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$179,328,587	—	$179,328,587
[1] See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $120,913,943 is categorized as Level 1 within the disclosure hierarchy.

During the period ended December 31, 2015, there were no transfers between levels.

14	BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2015

Schedule of Investments December 31, 2015 (Unaudited)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 98.6%
Amherst Development Corp., Refunding RB, VRDN, Asbury Pointe Inc. Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.03%, 1/07/16 (a)	$3,715	$3,715,000
Babylon Union Free School District, TAN, 1.50%, 6/24/16	5,700	5,729,484
City of New York, GO, VRDN, Refunding Series H-3 (State Street Bank & Trust Co. SBPA), 0.01%, 1/04/16 (a)	2,400	2,400,000
City of New York New York, GO, VRDN (a):
Series A-4 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.01%, 1/07/16	2,000	2,000,000
Sub-Series D-3 (JPMorgan Chase Bank NA SBPA), 0.01%, 1/04/16	1,000	1,000,000
Sub-Series F-7 (Royal Bank of Canada LOC), 0.01%, 1/04/16	10,300	10,300,000
Sub-Series G-7 (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.01%, 1/04/16	11,200	11,200,000
Sub-Series I-2 (JP Morgan Chase Bank NA Liquidity Agreement), 0.01%, 1/04/16	5,000	5,000,000
Sub-Series L (U.S. Bank NA LOC), 0.01%, 1/04/16	900	900,000
Refunding Sub-Series D-3A (California Public Employee Retirement LOC), 0.01%, 1/04/16	5,300	5,300,000
Refunding Sub-Series D-3B (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.01%, 1/04/16	3,000	3,000,000
City of New York New York Industrial Development Agency, RB, VRDN (a):
Korean Air Lines Co., Ltd. Project, Series C, AMT (Kookmin Bank LOC), 0.08%, 1/07/16	6,100	6,100,000
New York Law School Project, Series A (JPMorgan Chase Bank NA LOC), 0.01%, 1/07/16	2,490	2,490,000

Municipal Bonds	Par (000)	Value
New York (continued)
City of New York New York Water & Sewer System, Refunding RB, VRDN (Bank of Tokyo — Mitsubishi UFJ Ltd. SBPA), 0.01%, 1/07/16 (a)	$2,650	$2,650,000
City of North Tonawanda New York, GO, Refunding, BAN, 1.25%, 5/05/16	4,668	4,678,802
Cold Spring Harbor Central School District, TAN, 1.50%, 6/28/16	4,295	4,317,528
County of Dutchess New York IDA, RB, VRDN, Marist College, Series A (TD Bank NA LOC), 0.03%, 1/07/16 (a)	3,105	3,105,000
County of Erie New York, IDA, Schools Facilities Revenue, FLOATS, Tender Option Bond Trust Receipts/Certificates, RB, AGM, VRDN (JPMorgan Chase Bank NA Liquidity Agreement), 0.05%, 1/07/16 (a)(b)(c)	3,270	3,270,000
County of Monroe New York IDA, IDRB, VRDN, Klein Steel Service, AMT (Manufacturers & Traders Trust Co. LOC), 0.11%, 1/07/16 (a)(b)	5,205	5,205,000
County of Nassau New York IDA, RB, VRDN, Clinton Plaza Senior Housing Project, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.02%, 1/07/16 (a)	13,500	13,500,000
County of Onondaga New York IDA, RB, VRDN, GA Braun, Inc. Project, AMT (Manufacturers & Traders Trust Co. LOC), 0.11%, 1/07/16 (a)	7,085	7,085,000
County of Oswego New York IDA, RB, VRDN, OH Properties, Inc. Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.11%, 1/07/16 (a)	1,010	1,010,000
County of Rensselaer New York IDA, RB, VRDN, The Sage Colleges Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.06%, 1/07/16 (a)	4,320	4,320,000
County of Saratoga New York, RB, VRDN, Hospital Project (HSBC Bank USA NA LOC), 0.01%, 1/07/16 (a)	2,475	2,475,000
East Moriches Union Free School District, GO, 1.50%, 6/17/16	4,900	4,920,230

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2015	15

Schedule of Investments (continued)	BIF New York Municipal Money Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Franklin County Civic Development Corp., Refunding RB, VRDN, Alice Hyde Medical Center, Series A (HSBC Bank USA NA LOC), 0.01%, 1/07/16 (a)	$3,300	$3,300,000
Gorham-Middlesex Central School District, GO, Refunding BAN, 1.50%, 6/21/16	5,061	5,081,542
Long Island Power Authority, Refunding RB, VRDN, FLOATS, Electric System, Series 1428 (BHAC) (Morgan Stanley Bank SBPA), 0.02%, 1/07/16 (a)(b)(c)	4,625	4,625,000
Metropolitan Transportation Authority, Refunding RB, VRDN (TD Bank NA LOC) (a):
0.01%, 1/07/16	3,275	3,275,000
0.01%, 1/07/16	10,000	10,000,000
New York City Housing Development Corp., MRB, Parkview II Apartments, Series A, AMT (Citibank NA LOC), 0.02%, 1/07/16 (a)	4,255	4,255,000
New York City Housing Development Corp., RB, VRDN (a):
Atlantic Court Apartments, Series A, AMT (Freddie Mac Guarantor, Freddie Mac Liquidity Agreement), 0.01%, 1/07/16	10,900	10,900,000
Lyric Development, Series A, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.01%, 1/07/16	3,235	3,235,000
M/F Housing, Balton, Series A (Freddie Mac LOC), 0.01%, 1/07/16	800	800,000
M/F Housing, Series K-2 (Wells Fargo Bank NA SBPA), 0.02%, 1/07/16	12,365	12,365,000
Sierra Development, Series A, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.01%, 1/07/16	12,065	12,065,000
New York City Housing Development Corp., Refunding RB, ROCS, VRDN, Series II-R-11699, AMT (Citibank NA SBPA), 0.04%, 1/07/16 (a)(b)(c)	5,835	5,835,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Industrial Development Agency, RB, VRDN (a):
Air Express International Corp. Project, AMT (Citibank NA LOC), 0.05%, 1/07/16	$8,000	$8,000,000
Jamaica First Parking LLC (TD Bank NA LOC), 0.01%, 1/07/16	2,730	2,730,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN, Sub-Series A-1 (Mizuho Corporate Bank SBPA), 0.01%, 1/04/16 (a)	11,020	11,020,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, VRDN, New York City Recovery, Sub-Series 3F (Royal Bank of Canada SBPA), 0.01%, 1/04/16 (a)	2,000	2,000,000
New York City Transitional Finance Authority, Future Tax Secured Revenue, RB, VRDN (a):
Sub-Series A-4 (The Northern Trust Corp. SBPA), 0.01%, 1/04/16	15,600	15,600,000
Sub-Series A-4 (Wells Fargo Bank NA SBPA), 0.01%, 1/04/16	2,430	2,430,000
Subordinate, Sub-Series C-5 (Sumitomo Mitsui Banking Corp. LOC), 0.01%, 1/07/16	1,600	1,600,000
New York City Transitional Finance Authority, Future Tax Secured Revenue, Refunding RB, VRDN, Sub-Series A-4 (TD Bank NA SBPA), 0.01%, 1/04/16 (a)	10,900	10,900,000
New York City Water & Sewer System, RB, Municipal Water Finance Authority, VRDN (State Street Bank & Trust Co. SBPA) (a):
Series A, 0.01%, 1/04/16	11,010	11,010,000
Series B, 0.01%, 1/04/16	1,000	1,000,000
New York City Water & Sewer System, Refunding RB, VRDN (a):
2nd General Resolution, Series AA (TD Bank NA SBPA), 0.01%, 1/04/16	24,200	24,200,000
2nd General Resolution, Series AA-6 (Mizuho Bank Ltd. SBPA), 0.01%, 1/04/16	5,000	5,000,000

16	BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2015

Schedule of Investments (continued)	BIF New York Municipal Money Fund

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Water & Sewer System, Refunding RB, VRDN (a) (continued):
2nd General Resolution, Series BB-4 (Wells Fargo Bank NA SBPA), 0.01%, 1/04/16	$1,445	$1,445,000
Municipal Water Finance Authority, 2nd General Resolution, Fiscal 2011, Series DD-1 (TD Bank NA SBPA), 0.01%, 1/04/16	8,200	8,200,000
Municipal Water Finance Authority, FLOATS, Series 2043 (Morgan Stanley Bank Liquidity Agreement), 0.02%, 1/07/16 (b)(c)	3,482	3,482,393
New York Local Government Assistance Corp., Refunding RB, VRDN, Sub Lien, Series 4 (Bank of America NA SBPA), 0.01%, 1/07/16 (a)	14,600	14,600,000
New York Metropolitan Transportation Authority, Refunding RB, VRDN, Series A-1 (Royal Bank of Canada LOC), 0.01%, 1/04/16 (a)	6,030	6,030,000
New York Mortgage Agency, RB, S/F Housing, AMT, VRDN, Series 132 (Royal Bank of Canada SBPA), 0.02%, 1/04/16 (a)	6,465	6,465,000
New York State Dormitory Authority, RB, VRDN (a):
Eagle Dorm, Series 2006-0164, Class A (Citibank NA SBPA), 0.02%, 1/07/16	7,200	7,200,000
ROCS, Series RR-II-11843 (BHAC) (CItibank NA SBPA), 0.02%, 1/07/16 (b)(c)	8,000	8,000,000
New York State Dormitory Authority, Refunding RB, VRDN (a):
Personal Income Tax Revenue, PUTTERS, Series 1955 (JPMorgan Chase Bank NA SBPA), 0.02%, 1/07/16 (b)(c)	5,325	5,325,000
City University, Consolidated 5th Series C (Bank of America NA LOC), 0.01%, 1/07/16	3,995	3,995,000
City University, Consolidated 5th, Series D (TD Bank NA LOC), 0.01%, 1/07/16	4,200	4,200,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York State Dormitory Authority, Refunding RB, VRDN (a) (continued):
FFT Senior Communities, Inc. (HSBC Bank NA LOC), 0.01%, 1/07/16	$2,550	$2,550,000
Long Island University, Series A-2 (TD Bank NA LOC), 0.01%, 1/07/16	3,500	3,500,000
New York State Environmental Facilities Corp., Refunding RB, PUTTERS, VRDN, Series 2900 (JPMorgan Chase Bank NA SBPA), 0.02%, 1/07/16 (a)(c)	2,450	2,450,000
New York State HFA (a):
125 West 31st Street, Series A, AMT (Fannie Mae Liquidity Agreement, Fannie Mae Guarantor), 0.01%, 1/07/16	20,300	20,300,000
M/F Housing, 175 West 60th Street Housing, Series A-1 (Manufacturers & Traders Trust Co. LOC), 0.07%, 1/07/16	700	700,000
M/F Housing, 363 West 30th Street, Series A, AMT (Freddie Mac Guarantor, Freddie Mac Liquidity Agreement), 0.01%, 1/07/16	12,150	12,150,000
M/F Housing, 625 West 57th Street, Series A (Bank of NY Mellon LOC), 0.01%, 1/07/16	5,000	5,000,000
M/F Housing, 625 West 57th Street, Series A-1 (Bank of New York Mellon Trust LOC), 0.01%, 1/07/16	11,690	11,690,000
M/F Housing, 855 6th Ave., Series A (Wells Fargo Bank NA LOC), 0.01%, 1/07/16	5,600	5,600,000
M/F Housing, 855 6th Ave., Series A (Wells Fargo Bank NA LOC), 0.01%, 1/07/16	1,000	1,000,000
New York State HFA, Refunding, HRB, VRDN (a):
Series L (Bank of America NA LOC), 0.01%, 1/07/16	7,600	7,600,000
Series M-2 (Bank of America NA LOC), 0.04%, 1/07/16	2,985	2,985,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2015	17

Schedule of Investments (continued)	BIF New York Municipal Money Fund

Municipal Bonds	Par (000)	Value
New York (continued)
New York State Urban Development Corp., Refunding RB, VRDN (a):
Austin Trust, Series 2008-3508 (AGM) (Bank of America NA LOC), 0.07%, 1/07/16 (b)	$6,450	$6,450,000
Series 2004 A-3 (JPMorgan Chase Bank NA SBPA), 0.01%, 1/07/16	16,025	16,025,000
Series A3-D (JPMorgan Chase Bank NA SBPA), 0.01%, 1/07/16	7,000	7,000,000
Port Authority of New York & New Jersey, RB, Austin Trust, VRDN, AMT, Series 2008-1066 (Bank of America SBPA), 0.12%, 1/07/16 (a)(b)	5,480	5,480,000
Port Authority of New York & New Jersey, Refunding RB, VRDN (a)(b)(c):
FLOATS, Series 2977, AMT (Morgan Stanley Bank SBPA), 0.02%, 1/07/16	14,000	14,000,000
FLOATS, Series 3321 (Credit Suisse AG SBPA), 0.01%, 1/07/16	835	835,000
PUTTERS, Series 2945, AMT (JPMorgan Chase Bank NA SBPA), 0.04%, 1/07/16	1,665	1,665,000
ROCS, Series 14086 (Citibank NA Liquidity Agreement), 0.04%, 1/07/16	2,050	2,050,000
South Colonie Central School District, GO, BAN, 1.50%, 7/15/16	3,545	3,560,727
Southold Union Free School District, GO, TAN, 1.50%, 6/28/16	3,500	3,517,151
Taconic Hills Central School District at Craryville, GO, Refunding BAN, 1.50%, 7/01/16	5,828	5,854,038

Municipal Bonds	Par (000)	Value
New York (continued)
Town of LaGrange New York, GO, Refunding, Series A, BAN, 1.00%, 3/25/16	$2,685	$2,688,745
Town of Wappinger New York, GO, Refunding, Series A, BAN, 1.00%, 3/25/16	4,406	4,411,188
Triborough Bridge & Tunnel Authority, Refunding RB, VRDN (a):
Austin Trust, Series 2008-1184 (Bank of America NA LOC), 0.07%, 1/07/16 (b)	4,300	4,300,000
Sub-Series B-2 (Wells Fargo Bank NA LOC), 0.01%, 1/04/16	11,255	11,255,000
Sub-Series B-3 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.01%, 1/07/16	13,945	13,945,000
Upstate Telecommunications Corp., RB, VRDN, Information Technology (Manufacturers & Traders LOC), 0.06%, 1/07/16 (a)	5,080	5,080,000
Wappingers Central School District, GO, Refunding, BAN, Series A, 1.50%, 7/08/16	4,380	4,399,501
Westchester County Industrial Development Agency, RB, (TD Bank NA LOC), Series B, VRDN, 0.02%, 1/07/16 (a)	4,570	4,570,000
Yonkers New York IDA, Refunding RB, VRDN (JPMorgan Chase Bank NA LOC), 0.01%, 1/07/16 (a)	19,300	19,300,000
Total Investments (Cost — $567,751,329*) — 98.6%		567,751,329
Other Assets Less Liabilities — 1.4%		8,162,618

Net Assets —100.0%		$575,913,947

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

18	BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2015

Schedule of Investments (continued)	BIF New York Municipal Money Fund

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
LOC	Letter of Credit
M/F	Multi-Family
MRB	Mortgage Revenue Bonds
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
ROCS	Reset Option Certificates
SBPA	Stand-by Bond Purchase Agreements
S/F	Single-Family
TAN	Tax Anticipation Notes
VRDN	Variable Rate Demand Notes

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2015	19

Schedule of Investments (concluded)	BIF New York Municipal Money Fund

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$567,751,329	—	$567,751,329
[1] See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $7,430,251 is categorized as Level 1 within the disclosure hierarchy.

During the period ended December 31, 2015, there were no transfers between levels.

20	BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2015

Schedule of Investments December 31, 2015 (Unaudited)	BIF Ohio Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio — 91.2%
City of Brecksville Ohio, GO, BAN, Service Center Garage Improvement, 1.00%, 6/15/16	$380	$381,123
City of Cleveland Ohio Airport System, Refunding RB, VRDN, Series D (Bank of America NA LOC), 0.02%, 1/07/16 (a)	4,510	4,510,000
City of Columbus Ohio, GO, Series B, 5.00%, 2/15/16	210	211,229
City of Columbus Ohio, GO, VRDN, 0.01%, 1/07/16 (a)	2,745	2,745,000
City of Hamilton Ohio, RB, Series B, VRDN (Federal Home Loan Bank LOC), 0.15%, 1/07/16 (a)	700	700,000
City of Marietta Ohio, GO, BAN, Various Purpose, 1.00%, 5/13/16	660	660,838
City of Miamisburg Ohio, GO, BAN, Various Purpose, 1.00%, 3/09/16	300	300,394
Clark County, GO, BAN, 1.00%, 5/25/16	600	601,562
Columbus Regional Airport Authority, RB, AMT, VRDN, Flight Safety International (a):
Series A (Berkshire Hathaway Guarantor), 0.03%, 1/07/16	3,560	3,560,000
Series B (Berkshire Hathaway Guarantor), 0.03%, 1/07/16	5,070	5,070,000
County of Allen Ohio Hospital Facility, Refunding RB, VRDN, Catholic Healthcare Partners, Series C (Union Bank NA, LOC), 0.01%, 1/04/16 (a)	4,345	4,345,000
County of Athens Ohio Port Authority, RB, VRDN, Housing for Ohio, Inc. Project (Barclays Bank PLC LOC), 0.01%, 1/07/16 (a)	5,500	5,500,000
County of Belmont Ohio, GO, BAN, 1.50%, 4/22/16	400	401,290
County of Cleveland-Cuyahoga Ohio Port Authority, Refunding RB, VRDN, Carnegie/89th Garage & Service Center LLC Project (JPMorgan Chase Bank LOC), 0.01%, 1/07/16 (a)	4,455	4,455,000
County of Franklin Ohio, HRB, VRDN, Senior, St. George Commons Apartments, M/F Housing, AMT (Fannie Mae Guarantor Liquidity Agreement), 0.04%, 1/07/16 (a)	3,100	3,100,000

Municipal Bonds	Par (000)	Value
Ohio (continued)
County of Franklin Ohio Nationwide Children’s Hospital, RB, VRDN, 0.01%, 1/07/16 (a)	$400	$400,000
County of Logan Ohio, GO, BAN, 1.00%, 1/27/16	715	715,290
County of Lorain Ohio Port Authority, RB, VRDN, St. Ignatius High School Project (U.S. Bank NA LOC), 0.03%, 1/07/16 (a)	1,130	1,130,000
County of Montgomery Ohio, RB, VRDN, Miami Valley Hospital, Series C (Barclays Bank PLC, SBPA), 0.01%, 1/04/16 (a)	9,000	9,000,000
Cuyahoga Community College District, RB, Series C, 4.00%, 2/01/16	50	50,157
Ohio Air Quality Development Authority, RB, VRDN, Ohio Valley Electric Corp., Series C (Bank of Tokyo-Mitsubishi UFJ LOC), 0.01%, 1/07/16 (a)	3,400	3,400,000
Ohio Air Quality Development Authority, Refunding RB, VRDN, AEP Generation Resources, Inc. Project, Series A (Mizuho Bank LTD LOC, American Electric Power Co. Guarantor), 0.01%, 1/07/16 (a)	3,000	3,000,000
Ohio HFA, RB, VRDN, S/F Housing, Series H, AMT (Ginnie Mae Guarantor) (Federal Home Loan Bank SBPA), 0.02%, 1/07/16 (a)	2,800	2,800,000
Ohio HFA, Refunding RB, MERLOTS, VRDN, S/F Housing, Series A02, AMT (Ginnie Mae Guarantor) (Wells Fargo Bank NA SBPA), 0.08%, 1/07/16 (a)(b)	35	35,000
Ohio State Turnpike Commission, Refunding RB, Series A:
3.25%, 2/15/16	100	100,358
5.50%, 2/15/16	405	407,709
Ohio State University, RB, VRDN, Series B, 0.01%, 1/07/16 (a)	3,000	3,000,000
State of Ohio, 5.00%, 3/01/16 (c)	305	307,472
State of Ohio, GO, VRDN, Common Schools, Series B, 0.01%, 1/07/16 (a)	2,270	2,270,000
State of Ohio, RB, VRDN, Universal Forest Products Project, AMT (JPMorgan Chase Bank NA LOC), 0.20%, 1/07/16 (a)	2,700	2,700,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2015	21

Schedule of Investments (continued)	BIF Ohio Municipal Money Fund

Municipal Bonds	Par (000)	Value
Ohio (continued)
State of Ohio Higher Educational Facilities Commission, Refunding RB, VRDN, Cleveland Clinic Health System Obligated Group, Series B (Wells Fargo Bank NA Liquidity Agreement), 0.01%, 1/04/16 (a)	$3,700	$3,700,000
University of Toledo, RB, Refunding, Series A, 3.50%, 6/01/16	185	187,212
Total Investments (Cost — $69,744,634*) — 91.2%		69,744,634
Other Assets Less Liabilities — 8.8%		6,731,701

Net Assets — 100.0%		$76,476,335

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

Portfolio Abbreviations

AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
M/F	Multi-Family
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
S/F	Single-Family
VRDN	Variable Rate Demand Notes

22	BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2015

Schedule of Investments (concluded)	BIF Ohio Municipal Money Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$69,744,634	—	$69,744,634
[1] See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $6,124,674 is categorized as Level 1 within the disclosure hierarchy.

During the period ended December 31, 2015, there were no transfers between levels.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2015	23

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: February 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: February 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BIF Multi-State Municipal Series Trust

Date: February 23, 2016